SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Contributions		$ 6,833,183	$ 27,578,904
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 4,341,500
Withdrawals	1,722,827
Millburn Multi Markets Trading L P [Member]
Subsequent Event [Line Items]
Contributions		$ 128,863,012	$ 348,496,195
Millburn Multi Markets Trading L P [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	75,725,082
Withdrawals	$ 59,737,812